Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ 132.1	€ 244.2	€ 276.2
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	125.7	233.1	267.2
Experience losses/(gains) on plan liabilities	7.7	1.8	(0.8)
Experience losses/(gains) on plan assets	4.4	(9.6)	(0.4)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	239.7	352.6	374.1
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	233.3	341.5	365.1
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	(107.6)	(108.4)	(97.9)
Plan assets | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ (107.6)	€ (108.4)	€ (97.9)